Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Apr. 02, 2024	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group		$ 55	$ 0
Other financial assets		1,530	1,683
Input taxes receivable		518	477
Other financial liabilities		5,923	1,578
Input taxes payable		88	90
Contingent consideration receivables		131	0
Samarco Dam Failure [member] | Senior Note [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		156	147
Blackwater and Daunia gain on divestment [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration receivables		67	122
Deferred consideration divestiture of interest in a subsidiary	$ 1,100	48	280
Streaming Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		4,273	0
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group		62	176
Escondida [member] | Power Purchase Contract Cancellation [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		308	378
Net other derivatives [member] | Level 3 [member] | Power purchase contract agreements [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		49	37
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		$ 37	$ 105